Retirement Plans (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 651	$ (1,291)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	0	13
Income tax	0	(5)
Accumulated Other Comprehensive Income (Loss), Net of Tax	651	(1,283)
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	600	600
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	0	200
Defined Benefit Plan, Benefit Obligation			$ 6,200
Western Refining, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	2,000	2,000
Northern Tier Energy LP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 2,600	$ 2,200